Average Annual Total Returns{- Fidelity Advisor® Growth Opportunities Fund} - 11.30 Fidelity Advisor Growth Opportunities Fund - AMCIZ PRO-11 - Fidelity Advisor® Growth Opportunities Fund	Fidelity Advisor Growth Opportunities Fund-Class A Return Before Taxes Past 1 year	Fidelity Advisor Growth Opportunities Fund-Class A Return Before Taxes Past 5 years	Fidelity Advisor Growth Opportunities Fund-Class A Return Before Taxes Past 10 years	Fidelity Advisor Growth Opportunities Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Growth Opportunities Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Growth Opportunities Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Growth Opportunities Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Growth Opportunities Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Growth Opportunities Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Growth Opportunities Fund-Class M Return Before Taxes Past 1 year	Fidelity Advisor Growth Opportunities Fund-Class M Return Before Taxes Past 5 years	Fidelity Advisor Growth Opportunities Fund-Class M Return Before Taxes Past 10 years	Fidelity Advisor Growth Opportunities Fund-Class C Return Before Taxes Past 1 year	Fidelity Advisor Growth Opportunities Fund-Class C Return Before Taxes Past 5 years	Fidelity Advisor Growth Opportunities Fund-Class C Return Before Taxes Past 10 years	Fidelity Advisor Growth Opportunities Fund - Class I Return Before Taxes Past 1 year	Fidelity Advisor Growth Opportunities Fund - Class I Return Before Taxes Past 5 years	Fidelity Advisor Growth Opportunities Fund - Class I Return Before Taxes Past 10 years	Fidelity Advisor Growth Opportunities Fund-Class Z Return Before Taxes Past 1 year	Fidelity Advisor Growth Opportunities Fund-Class Z Return Before Taxes Past 5 years	Fidelity Advisor Growth Opportunities Fund-Class Z Return Before Taxes Since Inception		Fidelity Advisor Growth Opportunities Fund-Class Z Return Before Taxes Inception Date	RS004 Past 1 year	RS004 Past 5 years	RS004 Past 10 years
Total	58.91%	27.90%	20.83%	56.72%	25.38%	19.35%	36.03%	22.03%	17.33%	62.31%	28.21%	20.85%	66.34%	28.45%	20.65%	69.04%	29.77%	21.90%	69.25%	29.94%	23.77%	[1]	Aug. 13, 2013	38.49%	21.00%	17.21%

[1]	(a)Since inception August 13, 2013.